CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 34,236	$ 6,540
Short-term investments	113,846	3,997
Prepaid expenses and other current assets	2,589	638
Total current assets	150,671	11,175
Property, plant and equipment, net	840	930
Deferred issuance costs		9
Restricted cash	225	225
Total assets	151,736	12,339
Current liabilities:
Accounts payable	2,427	1,895
Due to related party		105
Deferred rent	83	76
Accrued expenses and other current liabilities	4,210	2,655
Total current liabilities	6,720	4,731
Long-term liabilities:
Deferred rent	228	311
Total liabilities	6,948	5,042
Commitments and contingencies
Preferred stock:
Series A Convertible Preferred Stock, $0.001 par value: 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2017 and 40,000,000 shares issued and outstanding at December 31, 2016; (aggregate liquidation preference of $0 and $44,129 at December 31, 2017 and December 31, 2016 respectively)		40,000
Stockholders' equity (deficit):
Common stock, $0.001 par value: 120,000,000 shares authorized; 27,284,140 and 10,196,292 shares issued and outstanding and December 31, 2017 and December 31, 2016, respectively	27	10
Additional paid-in capital	255,013	43,830
Accumulated deficit	(110,252)	(76,543)
Total stockholders' equity (deficit)	144,788	(32,703)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 151,736	$ 12,339